Loans and Allowance for Credit Losses, Loans Outstanding (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 799,574	$ 769,631	$ 757,267	$ 782,770	$ 864,830
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	187,759	167,216	151,284	158,352	202,469
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	106,340	105,975	99,435	97,527	94,923
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,904	19,382	25,333	36,978	42,861
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,424	13,117	13,094	14,210	15,829
Foreign Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	37,771	39,760	32,912	29,398	33,882
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	361,198	345,450	322,058	336,465	389,964
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	249,900	228,894	230,235	229,536	247,894
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	75,465	85,991	96,149	103,708	110,164
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	24,640	22,836	22,260	24,003	23,555
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	88,371	86,460	86,565	89,058	93,253
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 438,376	$ 424,181	$ 435,209	$ 446,305	$ 474,866